Average Annual Total Returns - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2024
Fidelity Advisor Diversified International Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.38%
Past 5 years	7.89%
Past 10 years	4.30%
Fidelity Advisor Diversified International Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.45%
Past 5 years	7.11%
Past 10 years	3.76%
Fidelity Advisor Diversified International Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.00%
Past 5 years	6.33%
Past 10 years	3.46%
Fidelity Advisor Diversified International Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.14%
Past 5 years	8.32%
Past 10 years	4.27%
Fidelity Advisor Diversified International Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.74%
Past 5 years	8.12%
Past 10 years	4.27%
Fidelity Advisor Diversified International Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.34%
Past 5 years	9.45%
Past 10 years	5.19%
Fidelity Advisor Diversified International Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.54%
Past 5 years	9.62%
Past 10 years	5.35%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%